UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-09205

Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street
New York, NY 10004
(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.
Schulte, Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.

Financial Statements

For the Six Months Ended June 30, 2013
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Financial Statements

For the Six Months Ended June 30, 2013
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2013

Assets
Investments in securities, at fair value (cost $1,430,430,047)	$1,612,451,547
Cash and cash equivalents (including restricted cash of $144,346,839 and Euros of $1,843,473 with a cost of $1,867,267, Hong Kong Dollars of $6,912,538 with a cost of $6,908,257 and Singapore Dollars of $5,885,047 with a cost of $5,944,597)	420,490,816
Due from broker (Including British Pounds Sterling of $3,888,714 with a cost of $4,125,882, Hong Kong Dollars of $1,696,395 with a cost of $1,695,466, Japanese Yen of $10,641,164 with a cost of $10,953,908, and Swedish Krona of $7,464 with a cost of $7,498)	16,233,737
Receivable for investment securities sold	62,807,296
Dividends receivable (net of foreign withholding taxes of $5,904)	263,736
Interest receivable	3,037
Other assets	121,498
Total assets	2,112,371,667

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $427,358,061)	440,461,452
Due to broker (including Euros of $32,578 with a cost of $32,589 and Japenese Yen of $18,655,704 with a cost of $18,849,590)	133,077,861
Withdrawals payable (see note 3)	114,451,848
Payable for investment securities purchased	33,931,747
Net unrealized loss on swap contracts	1,312,029
Dividends payable on securities sold, not yet purchased	1,076,615
Accounting and investor services fees payable	439,488
Accrued expenses	1,491,254
Total liabilities	726,242,294

Members’ Capital	$1,386,129,373

Members’ Capital
Represented by:
Net capital contributions	$1,218,962,562
Net unrealized gain on investments, foreign currency, and swap transactions	167,166,811
Members’ Capital	$1,386,129,373

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			June 30, 2013 Fair Value
	Investments in Securities – 116.33%
	Common Stock – 116.33%
	United States – 95.24%
	Apparel Manufacturers – 4.73%
518,740	Carter’s, Inc.	(a)	$38,423,072
156,000	Ralph Lauren Corp.	(a)	27,103,440
			65,526,512
	Applications Software – 1.95%
224,621	Imperva, Inc.*		10,116,930
418,909	ServiceNow, Inc.*		16,919,734
			27,036,664
	Broadcasting Services / Programming – 1.29%
268,270	Scripps Networks Interactive, Inc., Class A		17,909,705
	Casino Hotels – 1.47%
159,100	Wynn Resorts, Ltd.	(a)	20,364,800
	Computer Aided Design – 1.95%
939,618	Aspen Technology, Inc.*	(a)	27,051,602
	Computer Data Security – 0.31%
266,689	Qualys, Inc.*		4,299,027
	Computer Software – 1.32%
429,990	Akamai Technologies, Inc.*	(a)	18,296,075
	Computers – 2.97%
104,040	Apple, Inc.	(a)	41,208,163
	Computers - Memory Devices – 3.60%
815,951	SanDisk Corp.*	(a)	49,854,606
	Consulting Services – 3.34%
775,355	Verisk Analytics, Inc., Class A*	(a)	46,288,693
	Consumer Products - Miscellaneous – 1.26%
726,572	Tumi Holdings, Inc.*		17,437,728

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2013 Fair Value
	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Products – 6.84%
155,781	Amazon.com, Inc.*	(a)	$43,258,826
893,280	eBay, Inc.*	(a)	46,200,441
96,700	Shutterfly, Inc.*		5,394,893
			94,854,160
	E-Commerce / Services – 2.17%
1,469,810	Groupon, Inc.*		12,493,385
288,110	Tripadvisor, Inc.*		17,537,256
			30,030,641
	Electronic Components - Miscellaneous – 1.12%
1,114,260	Vishay Intertechnology, Inc.*		15,477,071
	Electronic Components - Semiconductors – 6.07%
202,557	Broadcom Corp., Class A	(a)	6,838,324
359,061	OmniVision Technologies, Inc.*	(a)	6,696,488
582,819	Silicon Laboratories, Inc.*	(a)	24,134,535
1,172,610	Xilinx, Inc.	(a)	46,447,082
			84,116,429
	Electronic Design Automation – 7.87%
2,460,050	Cadence Design Systems, Inc.*	(a)	35,621,524
2,053,982	Synopsys, Inc.*	(a)	73,429,856
			109,051,380
	Enterprise Software / Services – 2.63%
369,590	Guidewire Software, Inc.*		15,541,260
599,440	Informatica Corp.*		20,968,411
			36,509,671
	Entertainment Software – 0.70%
425,550	Electronic Arts, Inc.*		9,774,884
	Finance - Credit Card – 4.00%
46,000	Mastercard, Inc., Class A		26,427,000
158,840	Visa, Inc., Class A	(a)	29,028,010
			55,455,010

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2013 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Internet Content - Information / Network – 1.88%
86,770	Linkedin Corp., Class A*		$15,471,091
304,275	Yelp, Inc.*		10,579,642
			26,050,733
	Internet Infrastructure Software – 1.40%
909,129	TIBCO Software, Inc.*	(a)	19,455,361
	Medical - Biomedical / Genetics – 2.80%
215,700	Alexion Pharmaceuticals, Inc.*	(a)	19,896,168
370,040	Gilead Sciences, Inc.*	(a)	18,949,748
			38,845,916
	Medical - Wholesale Drug Distribution – 2.83%
702,260	AmerisourceBergen Corp.	(a)	39,207,176
	Multi-Media – 5.02%
1,224,580	News Corp., Class B	(a)	40,190,715
507,640	Time Warner, Inc.		29,351,745
			69,542,460
	Resorts / Theme Parks – 1.30%
512,860	Six Flags Entertainment Corp.		18,032,158
	Retail - Apparel / Shoes – 1.49%
513,800	Urban Outfitters, Inc.*		20,665,036
	Retail - Discount – 4.70%
382,680	Costco Wholesale Corp.	(a)	42,312,927
449,552	Dollar Tree, Inc.*	(a)	22,855,224
			65,168,151
	Retail - Gardening Products – 0.29%
33,806	Tractor Supply Co.		3,975,924
	Retail - Home Furnishings – 0.70%
128,610	Restoration Hardware Holdings, Inc.*		9,645,750
	Retail - Restaurants – 3.26%
74,620	Chipotle Mexican Grill, Inc.*	(a)	27,187,797
421,810	Dunkin’ Brands Group, Inc.	(a)	18,061,904
			45,249,701

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2013 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Sporting Goods – 2.19%
468,600	Cabela’s, Inc.*	(a)	$30,346,536
	Semiconductor Components - Integrated Circuits – 3.45%
896,000	Analog Devices, Inc.	(a)	40,373,760
1,011,920	Atmel Corp.*	(a)	7,437,612
			47,811,372
	Semiconductor Equipment – 4.48%
1,314,660	Applied Materials, Inc.	(a)	19,601,581
2,417,890	Teradyne, Inc.*	(a)	42,482,327
			62,083,908
	Television – 3.54%
1,005,610	CBS Corp.- Class B - Non Voting	(a)	49,144,161
	Therapeutics – 0.32%
55,500	Pharmacyclics, Inc.*		4,410,585
	Total United States (Cost $1,167,567,840)		$1,320,177,749
	China – 6.15%
	E-Commerce / Products – 0.48%
956,030	E-Commerce China Dangdang, Inc. - Sponsored ADR*	(a)	6,634,848
	Internet Content - Entertainment – 1.14%
81,707	NetEase, Inc. - Sponsored ADR		5,161,431
551,780	Youku, Inc.*		10,588,658
			15,750,089
	Real Estate Operations / Development – 0.68%
6,343,211	Longfor Properties Co., Ltd.		9,437,541
	Retail - Regional Department Stores – 0.67%
6,908,303	Golden Eagle Retail Group, Ltd.		9,227,308
	Web Portals / ISP – 3.18%
294,247	Baidu, Inc. - Sponsored ADR*	(a)	27,815,169
265,000	Sohu.com, Inc.*		16,329,300
			44,144,469
	Total China (Cost $90,043,458)		$85,194,255

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock – (continued)
	Hong Kong – 6.00%
	Agricultural Operations – 0.08%
300,921	Le Gaga Holdings, Ltd. - Sponsored ADR*	$1,110,399
	Alternative Waste Technology – 1.82%
32,700,633	China Everbright International, Ltd.	25,295,967
	Casino Hotels – 3.86%
10,913,000	Galaxy Entertainment Group, Ltd.*	53,465,253
	Retail - Apparel / Shoes – 0.24%
9,671,637	Trinity, Ltd.	3,341,786
	Total Hong Kong (Cost $50,602,330)	$83,213,405
	Japan – 8.94%
	Audio / Video Products – 0.17%
110,200	Sony Corp. - Sponsored ADR	2,335,138
	Electronic Components - Miscellaneous – 0.47%
863,500	Alps Electric Co., Ltd.	6,450,098
	Finance - Credit Card – 0.57%
315,276	Credit Saison Co., Ltd.	7,899,796
	Finance - Other Services – 2.75%
377,053	Japan Exchange Group, Inc.	38,033,841
	Internet Content - Entertainment – 0.61%
770,583	Nexon Co., Ltd.	8,486,660
	Internet Content - Information / Network – 0.65%
295,700	Kakaku.Com, Inc.	9,004,856
	Resorts / Theme Parks – 1.10%
98,699	Oriental Land Co., Ltd.	15,241,868
	Retail - Apparel / Shoes – 0.46%
153,596	United Arrows, Ltd.	6,409,210
	Transport - Truck – 1.12%
740,085	Yamato Holdings Co., Ltd.	15,578,861

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	Web Portals / ISP – 1.04%
1,508,400	GMO Internet, Inc.	$14,425,810
	Total Japan (Cost $122,216,419)	$123,866,138
	Total Common Stock (Cost $1,430,430,047)	$1,612,451,547
	Total Investments (Cost $1,430,430,047) – 116.33%	$1,612,451,547
	Other Liabilities in Excess of Assets – (16.33%)**	(226,322,174)
	Members’ Capital – 100.00%	$1,386,129,373

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $405,849,757 invested in a BNY Mellon Money Market Account, which is 29.28% of Members’ Capital and foreign currency with a U.S. Dollar value $14,641,059 held in BNY Mellon Money Market Accounts, which are 1.06% of Members’ Capital.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2013 Percentage of Members’ Capital (%)
Agricultural Operations	0.08
Alternative Waste Technology	1.82
Apparel Manufacturers	4.73
Applications Software	1.95
Audio / Video Products	0.17
Broadcasting Services / Programming	1.29
Casino Hotels	5.33
Computer Aided Design	1.95
Computer Data Security	0.31
Computer Software	1.32
Computers	2.97
Computers - Memory Devices	3.60
Consulting Services	3.34
Consumer Products - Miscellaneous	1.26
E-Commerce / Products	7.32
E-Commerce / Services	2.17
Electronic Components - Miscellaneous	1.59
Electronic Components - Semiconductors	6.07
Electronic Design Automation	7.87
Enterprise Software / Services	2.63
Entertainment Software	0.70
Finance - Credit Card	4.57

Investments in Securities – By Industry	June 30, 2013 Percentage of Members’ Capital (%)
Finance - Other Services	2.75
Internet Content - Entertainment	1.75
Internet Content - Information / Network	2.53
Internet Infrastructure Software	1.40
Medical - Biomedical / Genetics	2.80
Medical - Wholesale Drug Distribution	2.83
Multi-Media	5.02
Real Estate Operations / Development	0.68
Resorts / Theme Parks	2.40
Retail - Apparel / Shoes	2.19
Retail - Discount	4.70
Retail - Gardening Products	0.29
Retail - Home Furnishings	0.70
Retail - Regional Department Stores	0.67
Retail - Restaurants	3.26
Retail - Sporting Goods	2.19
Semiconductor Components - Integrated Circuits	3.45
Semiconductor Equipment	4.48
Television	3.54
Therapeutics	0.32
Transport - Truck	1.12
Web Portals / ISP	4.22
Total Investments in Securities	116.33%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2013 Fair Value
	Securities Sold, Not Yet Purchased – 31.78%
	Common Stock – 31.78%
	United States – 16.83%
	Building - Mobile Home / Manufactured Housing – 0.50%
142,010	Thor Industries, Inc.	$6,984,052
	Casino Hotels – 0.45%
546,040	Boyd Gaming Corp.	6,170,252
	Commercial Services - Finance – 1.10%
887,150	The Western Union Co.	15,179,137
	Computer Services – 0.24%
79,100	j2 Global, Inc.	3,362,541
	Cruise Lines – 0.96%
386,000	Carnival Corp.	13,235,940
	Electronic Components - Semiconductors – 2.00%
112,820	Cree, Inc.	7,204,685
603,580	Freescale Semiconductor, Ltd.	8,178,509
506,840	Intel Corp.	12,275,665
		27,658,859
	Enterprise Software / Services – 0.66%
296,320	Oracle Corp.	9,102,950
	Food - Retail – 0.72%
259,183	Safeway, Inc.	6,132,270
111,010	The Kroger Co.	3,834,285
		9,966,555
	Human Resources – 0.53%
625,900	Monster Worldwide, Inc.	3,073,169
129,990	Robert Half International, Inc.	4,319,568
		7,392,737
	Internet Content - Information / Network – 0.27%
405,910	Dice Holdings, Inc.	3,738,431
	Internet Infrastructure Software – 0.55%
110,550	F5 Networks, Inc.	7,605,840

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Networking Products – 0.26%
148,010	LogMeIn, Inc.	$3,620,325
	Office Automation & Equipment – 0.31%
474,940	Xerox Corp.	4,307,706
	Printing - Commercial – 0.68%
385,270	Valassis Communications, Inc.	9,473,789
	Recreational Centers – 0.86%
237,940	Life Time Fitness, Inc.	11,923,173
	Registered Investment Company – 0.70%
259,040	Utilities Select Sector SPDR Fund	9,747,675
	Rental Auto / Equipment – 0.56%
208,410	Rent-A-Center, Inc.	7,825,795
	Retail - Apparel / Shoes – 0.37%
99,390	The Buckle, Inc.	5,170,268
	Retail - Computer Equipment – 0.76%
251,260	GameStop Corp., Class A	10,560,458
	Security Services – 0.59%
204,910	The ADT Corp.	8,165,664
	Software Tools – 1.25%
258,190	VMware, Inc.	17,296,148
	Telecommunication Equipment – 0.26%
80,799	Plantronics, Inc.	3,548,692
	Telecommunication Equipment Fiber Optics – 1.29%
1,259,120	Corning, Inc.	17,917,278
	Web Hosting / Design – 0.96%
351,470	Rackspace Hosting, Inc.	13,317,198
	Total United States (Proceeds $208,247,419)	$233,271,463

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock – (continued)
	Canada – 0.90%
	Auction House / Art Dealer – 0.27%
193,300	Ritchie Bros Auctioneers, Inc.	$3,715,226
	Enterprise Software / Services – 0.63%
128,000	Open Text Corp.	8,764,160
	Total Canada (Proceeds $10,189,075)	$12,479,386
	China – 2.56%
	Building & Construction Products - Miscellaneous – 0.24%
3,700,000	China National Building Material Co., Ltd., Class H	3,315,358
	Commercial Banks - Non U.S. – 0.31%
9,433,000	China Citic Bank Corp., Ltd., Class H	4,353,883
	Computers – 0.71%
10,778,000	Lenovo Group, Ltd.	9,768,714
	Electric - Generation – 0.81%
11,664,482	Datang International Power Generation Co., Ltd., Class H	4,722,141
6,552,000	Huaneng Power International, Inc., Class H	6,487,524
		11,209,665
	Metal - Aluminum – 0.12%
214,600	Aluminum Corp of China, Ltd. - Sponsored ADR	1,686,756
	Metal Processors & Fabrication – 0.21%
9,732,000	China Zhongwang Holdings, Ltd.	2,961,133
	Real Estate Operations / Development – 0.14%
1,322,000	Guangzhou R&F Properties Co., Ltd., Class H	1,912,354
	Semiconductor Components - Integrated Circuits – 0.02%
77,100	Semiconductor Manufacturing International Corp. - Sponsored ADR	281,415
	Total China (Proceeds $40,494,929)	$35,489,278
	Germany – 0.32%
	Enterprise Software / Services – 0.32%
60,000	SAP AG - Sponsored ADR	4,369,800
	Total Germany (Proceeds $4,636,670)	$4,369,800

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock – (continued)
	Hong Kong – 2.95%
	Audio / Video Products – 0.07%
2,035,993	Skyworth Digital Holdings, Ltd.	$1,028,978
	Distribution / Wholesale – 1.28%
12,875,000	Li & Fung, Ltd.	17,694,909
	Electric - Integrated – 0.75%
1,277,000	CLP Holdings, Ltd.	10,331,146
	Paper & Related Products – 0.25%
5,337,000	Nine Dragons Paper Holdings, Ltd.	3,467,940
	Retail - Miscellaneous / Diversified – 0.60%
2,660,000	China Resources Enterprise, Ltd.	8,367,878
	Total Hong Kong (Proceeds $43,174,600)	$40,890,851
	Ireland – 0.92%
	Computer Services – 0.92%
177,800	Accenture, PLC, Class A	12,794,488
	Total Ireland (Proceeds $12,420,892)	$12,794,488
	Japan – 4.22%
	Audio / Video Products – 1.25%
2,150,612	Panasonic Corp.	17,255,218
	Electronic Components - Miscellaneous – 0.41%
74,800	Murata Manufacturing Co., Ltd.	5,685,238
	Office Automation & Equipment – 1.29%
547,600	Canon, Inc.	17,833,549
	Photo Equipment & Supplies – 0.63%
377,200	Nikon Corp.	8,786,888
	Printing - Commercial – 0.64%
973,600	Dai Nippon Printing Co., Ltd.	8,889,717
	Total Japan (Proceeds $55,578,306)	$58,450,610

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2013 Fair Value
	Common Stock – (continued)
	Singapore – 0.62%
	Airlines – 0.62%
1,081,000	Singapore Airlines, Ltd.	$8,642,545
	Total Singapore (Proceeds $9,997,478)	$8,642,545
	South Korea – 0.48%
	Electronic Components - Miscellaneous – 0.48%
563,059	LG Display Co., Ltd. - Sponsored ADR	6,683,510
	Total South Korea (Proceeds $7,517,927)	$6,683,510
	Switzerland – 0.51%
	Computers - Peripheral Equipment – 0.51%
990,052	Logitech International SA	6,979,867
	Total Switzerland (Proceeds $13,954,575)	$6,979,867
	Taiwan – 1.47%
	Electronic Components - Miscellaneous – 0.36%
1,459,100	AU Optronics Corp. - Sponsored ADR	5,048,486
	Semiconductor Components - Integrated Circuits – 1.11%
1,068,137	Siliconware Precision Industries Co. - Sponsored ADR	6,697,219
3,718,433	United Microelectronics Corp. - Sponsored ADR	8,663,949
		15,361,168
	Total Taiwan (Proceeds $21,146,190)	$20,409,654
	Total Common Stock (Proceeds $427,358,061)	$440,461,452
	Total Securities Sold, Not Yet Purchased (Proceeds $427,358,061)	$440,461,452

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	June 30, 2013 Percentage of Members’ Capital (%)
Airlines	0.62
Auction House / Art Dealer	0.27
Audio / Video Products	1.32
Building - Mobile Home / Manufactured Housing	0.50
Building & Construction Products - Miscellaneous	0.24
Casino Hotels	0.45
Commercial Banks - Non U.S.	0.31
Commercial Services - Finance	1.10
Computer Services	1.16
Computers	0.71
Computers - Peripheral Equipment	0.51
Cruise Lines	0.96
Distribution / Wholesale	1.28
Electric - Generation	0.81
Electric - Integrated	0.75
Electronic Components - Miscellaneous	1.25
Electronic Components - Semiconductors	2.00
Enterprise Software / Services	1.61
Food - Retail	0.72
Human Resources	0.53
Internet Content - Information / Network	0.27
Securities Sold, Not Yet Purchased – By Industry	June 30, 2013 Percentage of Members’ Capital (%)
Internet Infrastructure Software	0.55
Metal - Aluminum	0.12
Metal Processors & Fabrication	0.21
Networking Products	0.26
Office Automation & Equipment	1.60
Paper & Related Products	0.25
Photo Equipment & Supplies	0.63
Printing - Commercial	1.32
Real Estate Operations / Development	0.14
Recreational Centers	0.86
Registered Investment Company	0.70
Rental Auto / Equipment	0.56
Retail - Apparel / Shoes	0.37
Retail - Computer Equipment	0.76
Retail - Miscellaneous / Diversified	0.60
Security Services	0.59
Semiconductor Components - Integrated Circuits	1.13
Software Tools	1.25
Telecommunication Equipment	0.26
Telecommunication Equipment - Fiber Optics	1.29
Web Hosting / Design	0.96
Total Securities Sold, Not Yet Purchased	31.78%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts – (0.10%)
	Total Return Swap Contracts - Long – 0.64%
	United States – 0.01%
	Semiconductor Components - Integrated Circuits – (0.10%)
$117,263,954	6/2/2014	QUALCOMM, Inc.	$(1,393,825)
		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.
	Web Portals / ISP – 0.11%
97,941,234	6/2/2014	Google, Inc., Class A	1,594,775
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.
	Total United States		$200,950
	Brazil – 0.00%
	Retail-Drug Store – 0.00%
2,119,330	5/28/2015	Raia Drogasil S.A.	58,268
		Agreement with Morgan Stanley, dated 5/22/2013 to deliver the total return of the shares of Raia Drogasil S.A. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total Brazil		$58,268

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	Japan – 0.15%
	E-Commerce / Products – 0.05%
$59,217,851	12/22/2014	Rakuten, Inc.	$603,900
		Agreement with Morgan Stanley, dated 04/14/2009 to receive the total return of the shares of Rakuten, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
	Television – 0.02%
14,228,791	12/22/2014	FUJI MEDIA HOLDINGS, INC.	281,922
		Agreement with Morgan Stanley, dated 06/19/2013 to receive the total return of the shares of FUJI MEDIA HOLDINGS, INC. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
9,770,493	12/22/2014	Nippon Television Holdings	8,246
		Agreement with Morgan Stanley, dated 06/10/2013 to receive the total return of the shares of Nippon Television Holdings in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
			290,168
	Web Portals/ISP – 0.08%
21,907,883	12/22/2014	Yahoo Japan Corp.	1,132,624
		Agreement with Morgan Stanley, dated 03/04/2013 to receive the total return of the shares of Yahoo Japan Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
	Total Japan		$2,026,692

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	South Korea – 0.42%
	Electronic Components - Semiconductors – 0.12%
$33,227,798	12/27/2013	Samsung Electronics Co., Ltd.	$1,687,896
		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
	Web Portals / ISP – 0.30%
1,209,033	12/27/2013	NHN Corp.	114,499
		Agreement with Morgan Stanley, dated 08/01/2011 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
42,093,809	3/31/2014	NHN Corp.	3,986,402
		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
			4,100,901
	Total South Korea		$5,788,797

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2013
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Long – (continued)
	Taiwan – 0.04%
	Retail - Restaurants – 0.04%
$12,206,277	1/23/2015	Gourmet Master Co., Ltd.	$603,851
		Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.
	Total Taiwan		$603,851
	United Kingdom – 0.02%
	Hotels & Motels – 0.02%
12,224,493	12/11/2014	Whitbread PLC	209,161
		Agreement with Morgan Stanley, dated 6/21/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total United Kingdom		$209,161
	Total Return Swap Contracts - Long		$8,887,719

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			June 30, 2013
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)
	Total Return Swap Contracts - Short (0.74%)
	Belgium – (0.02%)
	Food-Retail – (0.02%)
$10,321,444	1/3/2014	Delhaize Group SA	$(201,829)
		Agreement with Morgan Stanley, dated 10/29/2012 to deliver the total return of the shares of Delhaize Group SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Belgium		$(201,829)
	Japan – (0.24%)
	Audio / Video Products – (0.01%)
6,720,439	12/22/2014	Sharp Corp.	(172,171)
		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Sharp Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.00%.
	Building Products - Doors & Windows – (0.03%)
14,710,509	12/22/2014	Asahi Glass Co., Ltd.	(386,823)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of Asahi Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Capacitors – (0.06%)
16,346,210	12/22/2014	Taiyo Yuden Co., Ltd.	(853,251)
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.00%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Electronic Components - Miscellaneous – (0.09%)
$6,615,207	12/22/2014	NEC Corp.	$(266,040)
		Agreement with Morgan Stanley, dated 7/30/2012 to deliver the total return of the shares of NEC Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
15,397,346	12/22/2014	Nippon Electric Glass Co., Ltd.	(843,018)
		Agreement with Morgan Stanley, dated 07/19/2011 to deliver the total return of the shares of Nippon Electric Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
7,135,441	12/22/2014	Toshiba Corp.	(199,476)
		Agreement with Morgan Stanley, dated 08/18/2011 to deliver the total return of the shares of Toshiba Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(1,308,534)
	Electronic Components - Semiconductors – (0.02%)
4,925,655	12/22/2014	Nippon Chemi-Con Corp.	(255,491)
		Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Electronic Components - Semiconductors – (continued)
$7,611,585	12/22/2014	Rohm Co., Ltd.	$(69,582)
		Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of Rohm Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(325,073)
	Internet Content-Entertainment – (0.04%)
5,248,471	12/22/2014	Gree, Inc.	(490,105)
		Agreement with Morgan Stanley, dated 06/07/2013 to deliver the total return of the shares of Gree, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.
	Office Automation & Equipment – 0.02%
13,421,366	12/22/2014	Ricoh Co., Ltd.	(29,524)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
16,154,517	12/22/2014	Seiko Epson Corp.	339,874
		Agreement with Morgan Stanley, dated 08/03/2009 to deliver the total return of the shares of Seiko Epson Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.00%.
			310,350

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Japan – (continued)
	Photo Equipment & Supplies – (0.01%)
$8,533,299	12/22/2014	Konica Minolta, Inc.	$(117,773)
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Japan		$(3,343,380)
	South Korea – (0.21%)
	Electric Products - Miscellaneous – (0.15%)
13,450,299	12/27/2013	LG Electronics, Inc.	(797,548)
		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.
1,116,379	12/27/2013	LG Innotek Co., Ltd.	(134,594)
		Agreement with Morgan Stanley, dated 5/02/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.
9,520,125	3/31/2014	LG Innotek Co., Ltd.	(1,147,776)
		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.
			(2,079,918)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	South Korea – (continued)
	Electronic Components - Miscellaneous – (0.02%)
$6,699,159	12/27/2013	Samsung Electro - Mechanics Co., Ltd.	$(356,251)
		Agreement with Morgan Stanley, dated 8/6/2010 to deliver the total return of the shares of Sam- sung Electro - Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Electronic Components - Semiconductors – (0.04%)
6,850,612	3/31/2014	Hynix Semiconductors, Inc.	(508,794)
		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductors, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total South Korea		$(2,944,963)
	Netherlands – 0.00%
	Food-Retail – 0.00%
8,446,563	1/3/2014	Koninklijke (Royal) KPN NV	(28,107)
		Agreement with Morgan Stanley, dated 11/20/2012 to deliver the total return of the shares of Koninklijke (Royal) KPN NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Netherlands		$(28,107)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Spain – 0.00%
	Finance - Investment Banker / Broker – 0.00%
$1,660,630	1/3/2014	Bolsas y Mercados Espanoles SA	$11,377
		Agreement with Morgan Stanley, dated 12/28/2011 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.75%.
	Total Spain		$11,377
	Tawian – (0.27%)
	Computers – 0.04%
12,620,246	1/23/2015	Asustek Computer, Inc.	1,179,277
		Agreement with Morgan Stanley, dated 03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.05%.
3,889,825	1/23/2015	Compal Electronics, Inc.	(130,071)
		Agreement with Morgan Stanley, dated 03/29/2011 to deliver the total return of the shares of Compal Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.
6,432,981	1/23/2015	Quanta Computer, Inc.	(407,589)
		Agreement with Morgan Stanley, dated 6/18/2009 to deliver the total return of the shares of Quanta Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.75%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Tawian – (continued)
	Computers – (continued)
$2,762,939	1/23/2015	Winstron Corp.	$(128,512)
		Agreement with Morgan Stanley, dated 04/25/2011 to deliver the total return of the shares of Winstron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.
			513,105
	Computers - Peripheral Equipment – (0.02%)
1,302,238	1/23/2015	Chicony Electronics Co., Ltd.	(36,670)
		Agreement with Morgan Stanley, dated 04/20/2011 to deliver the total return of the shares of Chicony Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.
9,774,500	1/23/2015	Innolux Corp.	(185,683)
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.5%.
			(222,353)
	Electronic Components - Miscellaneous – (0.07%)
5,119,754	1/23/2015	AU Optronics Corp.	(421,307)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.00%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Tawian – (continued)
	Electronic Components - Miscellaneous – (continued)
$12,166,131	1/23/2015	Hon Hai Precision Industry Co., Ltd.	$(690,905)
		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
5,759,781	1/23/2015	TPK Holding Co., Ltd.	72,441
		Agreement with Morgan Stanley, dated 09/28/2011 to deliver the total return of the shares of TPK Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.00%.
209,860	1/23/2015	Wintek Corp.	(1,247)
		Agreement with Morgan Stanley, dated 9/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.00%.
			(1,041,018)
	Electronic Components - Semiconductors – (0.11%)
2,454,745	1/23/2015	Everlight Electronics Co., Ltd.	(8,241)
		Agreement with Morgan Stanley, dated 08/11/2010 to deliver the total return of the shares of Everlight Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.40%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Tawian – (continued)
	Electronic Components - Semiconductors – (continued)
$13,019,739	1/23/2015	MediaTek, Inc.	$(1,473,430)
		Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.
			(1,481,671)
	Metal Processors & Fabrication – (0.04%)
5,420,669	1/23/2015	Catcher Technology Co., Ltd.	(471,870)
		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.50%.
	Photo Equipment & Supplies – (0.04%)
12,004,114	1/23/2015	Largan Precision Co., Ltd.	(553,379)
		Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.50%.
	Semiconductor Components - Integrated Circuits – (0.03%)
12,463,864	1/23/2015	Powertech Technology, Inc.	(288,358)
		Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.97%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		June 30, 2013 Unrealized Gain/(Loss)
	Swap Contracts – (continued)
	Total Return Swap Contracts - Short – (continued)
	Tawian – (continued)
	Semiconductor Components - Integrated Circuits – (continued)
$2,137,658	1/23/2015	Realtek Semiconductor Corp.	$(159,496)
		Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.
			(447,854)
	Total Taiwan		$(3,705,040)
	United Kingdom – 0.00%
	Food-Retail – 0.00%
8,880,043	12/11/2014	Tesco PLC	21,792
		Agreement with Morgan Stanley, dated 4/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
9,368,261	12/11/2014	WM Morrison Supermarkets PLC	(9,598)
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			12,194
	Total United Kingdom		$12,194
	Total Return Swap Contracts - Short		$(10,199,748)
	Total Swap Contracts		$(1,312,029)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Swap Contracts – By Industry	June 30, 2013 Percentage of Members’ Capital (%)	Swap Contracts – By Industry	June 30, 2013 Percentage of Members’ Capital (%)
Audio / Video Products	(0.01)	Hotels & Motels	0.02
Building Products - Doors & Windows	(0.03)	Internet Content - Entertainment	(0.04)
Capacitors	(0.06)	Metal Processors & Fabrication	(0.04)
Computers	0.04	Office Automation & Equipment	0.02
Computers - Peripheral Equipment	(0.02)	Photo Equipment & Supplies	(0.05)
E-Commerce / Products	0.05	Retail - Drug Store	0.00
Electric Products - Miscellaneous	(0.15)	Retail - Restaurants	0.04
Electronic Components - Miscellaneous	(0.18)	Semiconductor Components - Integrated Circuits	(0.13)
Electronic Components - Semiconductors	(0.05)	Television	0.02
Finance - Investment Banker / Broker	0.00	Web Portals / ISP	0.49
Food - Retail	(0.02)	Total Swap Contracts	(0.10%)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2013

Investment income
Dividends (net of withholding taxes of $90,432)	$6,087,974
Interest	64,284
Total investment income	6,152,258
Expenses
Administration fees	9,759,687
Prime broker fees	7,333,058
Dividends on securities sold, not yet purchased	4,221,068
Advisor fees	2,891,759
Accounting and investor services fees	525,757
Interest expense	459,793
Audit and tax fees	133,757
Insurance expense	114,487
Legal fees	107,112
Custodian fees	93,111
Board of Managers’ fees and expenses	82,716
Registration expense	49,281
Printing expense	34,682
Miscellaneous	105,996
Total operating expenses	25,912,264
Net investment loss	(19,760,006)

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts
Net realized gain from investment in securities *	81,865,210
Net realized loss from foreign currency transactions	(1,536,240)
Net realized loss from swap contracts	(5,388,715)
Net realized loss from securities sold, not yet purchased	(19,725,041)
Net realized gain from investment activities, foreign currency transactions and swap contracts	55,215,214

Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	43,114,563
Net change in unrealized gain/(loss) from swap contracts	55,357

Net realized gain and unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	98,385,134

Net increase in Members’ Capital resulting from operations	$78,625,128

* Net of decrease of deferred capital gain country tax accrual on realized gain/(loss) of $250,832.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2011	$—	$1,132,773,510	$1,132,773,510

From investment activities
Net investment loss	$—	$(44,744,568)	$(44,744,568)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	91,841,252	91,841,252
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	79,021,363	79,021,363
Incentive allocation	24,039,228	(24,039,228)	-
Net increase in Members’ Capital resulting from operations	24,039,228	102,078,819	126,118,047

Members’ Capital transactions
Capital contributions	—	193,232,820	193,232,820
Capital withdrawals	(24,039,228)	(78,181,281)	(102,220,509)
Net increase/(decrease) in Members’ Capital resulting from capital transactions	(24,039,228)	115,051,539	91,012,311
MEMBERS’ CAPITAL, December 31, 2012	$—	$1,349,903,868	$1,349,903,868

From investment activities
Net investment loss	$—	$(19,760,006)	$(19,760,006)
Net realized gain from investment activities, foreign currency transactions and swap contracts	—	55,215,214	55,215,214
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and swap contracts	—	43,169,920	43,169,920
Incentive allocation	675,290	(675,290)	-
Net increase in Members’ Capital resulting from operations	675,290	77,949,838	78,625,128

Members’ Capital transactions
Capital contributions	—	72,052,225	72,052,225
Capital withdrawals	(675,290)	(113,776,558)	(114,451,848)
Net decrease in Members’ Capital resulting from capital transactions	(675,290)	(41,724,333)	(42,399,623)
MEMBERS’ CAPITAL, June 30, 2013	$—	$1,386,129,373	$1,386,129,373

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

For the Six Months Ended June 30, 2013

Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$78,625,128
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments	1,388,485,689
Purchases of investments	(1,330,246,444)
Proceeds from securities sold short, not yet purchased	337,800,832
Cover of securities sold short, not yet purchased	(440,214,639)
Proceeds from swap contracts	(5,388,715)
Proceeds from foreign currency transactions	(1,536,240)
Net realized gain from investment activities, foreign currency transactions, and swap contracts	(55,215,214)
Net change in unrealized gain/(loss) from investment activities	(43,517,235)
Net change in unrealized gain/(loss) from swap contracts	(55,357)
Changes in assets and liabilities related to operations:
Decrease in due from broker	78,317,297
Decrease in receivable for investment securities sold	16,023,229
Increase in dividends receivable	(263,736)
Decrease in interest receivable	241,931
Decrease in other assets	72,934
Decrease in payable for investment securities purchased	(48,800,380)
Increase in due to broker	130,303,551
Increase in accounting and investor services fees	178,655
Increase in dividends payable on securities sold, not yet purchased	528,169
Decrease in accrued expenses	(528,748)
Decrease in accrued capital gain country tax	(250,832)
Net cash provided by operating activities	104,559,875
Cash flows from financing activities
Proceeds from capital contributions	72,052,225
Payments from capital withdrawals	(80,207,615)
Net cash used in financing activities	(8,155,390)

Net change in cash and cash equivalents	96,404,485
Cash and cash equivalents at beginning of year	324,086,331
Cash and cash equivalents as of June 30, 2013	$420,490,816

Supplemental disclosure of cash flow information
Cash paid during the year for interest	$459,793

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited)

1.	Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues its investment objective by investing in a portfolio consisting generally of U.S. and foreign companies that the investment adviser believes are well positioned to benefit from demand for their products or services, particularly companies that can innovate or grow rapidly relative to their peers in their markets. These type of companies are generally considered to be “growth companies.” Companies that derive a major portion of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other market sectors, if Multi-Manager (defined below) believes that investments in those other sectors present attractive opportunities for capital appreciation. The Company’s portfolio of securities includes long and short positions primarily in equity securities and total return swaps of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is considered an “interested person” of the Company under the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager is retained to provide administrative services to the Company pursuant to the administrative services agreement. Multi-Manager is responsible for managing the Company’s investment activities pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon Capital Management L.L.C. (“Alkeon”) is a non-managing member of Multi-Manager; together they make up the Special Advisory Member (“Special Advisory Member”). Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company’s portfolio manager, manage the Company’s portfolio on behalf of Multi-Manager under the supervision of OAM pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

1.	Organization (continued)

The acceptance of initial and additional contributions from persons who purchase interests in the Company (“Member”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No Member has the right to require the Company to redeem its interest. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. Multi-Manager expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

Generally, except as provided under applicable law, a Member shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.

The following is a summary of the Company’s accounting policies:

	a.	Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

	b.	Portfolio Valuation

The Company’s securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

	(i)	Domestic exchange traded securities (other than options and not including those securities traded on NASDAQ) shall be valued as follows:

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

		(1)	at their last composite sale price as reported on the exchanges where those securities are traded; or

		(2)	if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

	(ii)	Securities traded on NASDAQ shall be fair valued as follows:

		(1)	at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

		(2)	if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

		(3)	if no sale is shown on NASDAQ at the bid price; or

		(4)	if no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the fair valuation procedures set forth herein.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or asked price (in the case of securities sold, not yet purchased) as reported by such exchange.

Listed options are valued at their bid price (or asked price in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price (or asked price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

Securities associated with swaps are valued in accordance with the procedures described above, net of any contractual terms with the counterparty.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes that portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) from investments in securities on the Statement of Operations.

The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment.

The fair value of the Company’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

During the six months ended June 30, 2013, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

	b.	Portfolio Valuation (continued)

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The Company recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the six months ended June 30, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following is a summary of the inputs used, as of June 30, 2013, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments
Level 1—Quoted Prices
Common Stock	$1,612,451,547	$440,461,452	$—

Level 2—Other Significant
Observable Inputs
Total Return Swaps	—	—	(1,312,029)

Level 3—Other Significant
Unobservable Inputs	—	—	—
Total	$1,612,451,547	$440,461,452	$(1,312,029)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

	c.	Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by The Bank of New York Mellon (the “Custodian”) for securities sold, not yet purchased, swap contracts, other derivatives. At June 30, 2013, $405,849,757 in cash equivalents was held at the Custodian in a money market account and foreign currency with a U.S. Dollar value of $14,641,059 was held by the Custodian.

As further discussed in Note 6, the Company has additional cash and cash equivalents on deposit with a broker primarily to satisfy margin and short sale requirements at June 30, 2013.

	d.	Income Taxes

The Company is treated as a partnership for tax purposes. For federal, state and local income tax purposes, each Member is individually required to report on its own tax return its distributive share of the Company’s taxable income or loss.

In accordance with authoritative guidance, Management has analyzed the Company’s tax position for all open tax years and has concluded that no liability for non-US capital gain tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to non-US tax expense within the Statement of Operations. However, during the period, the Company did not record any interest or penalties.

3.	Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company at an annual rate of 1.35% and advisory services at an annual rate of 0.40%, both based on the Company’s Members’ Capital.

During the six months ended June 30, 2013, Oppenheimer earned $40,304 as brokerage commissions from portfolio transactions executed on behalf of the Company.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager is entitled to be the Special Advisory Member of the Company. In such capacity, Multi-Manager is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each allocation period, in an amount equal to 20% of the amount by which net profits, if any, exceed the positive balance in the Member’s “Loss Recovery Account” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the Special Advisory Account. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2013, an Incentive Allocation of $675,290 was credited to the capital account of the Special Advisory Member and was included in withdrawals payable at June 30, 2013, in the Statement of Assets, Liabilities and Members’ Capital.

Each Member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $15,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee receive a supplemental retainer of $7,500 and $3,750 per annum, respectively. Managers who are “interested persons” do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Bank of New York Mellon serves as custodian of the Company’s assets and is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a fee for these services based primarily on the average Members’ Capital of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission (placement fee) of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Placement fees, if any, will reduce the amount of an investor’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2013, such sales commissions earned by Oppenheimer amounted to $137,506.

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2013, amounted to $1,330,246,444 and $1,388,485,689, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2013, amounted to $440,214,639 and $337,800,832, respectively.

At December 31, 2012, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,417,832,319 and $505,622,864, respectively.

For Federal income tax purposes, at December 31, 2012, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $109,948,673, consisting of $188,633,918 gross unrealized gain and $78,685,245 gross unrealized loss.

6.	Due from / to Broker

Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2013, and is used as collateral for securities sold, not yet purchased.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

6.	Due from / to Broker (continued)

The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities and cash as collateral for securities sold, not yet purchased and margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2013, the value of this collateral held at the Custodian was $936,447,491, comprised solely of pledged securities which are included in the investments in securities in the Statement of Assets, Liabilities and Members’ Capital. For the six months ended June 30, 2013, the average daily amount of the margin borrowings was $48,300,108 and the daily weighted average annualized interest rate was 1.92%. The Company had borrowings outstanding at June 30, 2013, totaling $133,077,861 recorded as due to broker on the Statement of Assets, Liabilities and Members’ Capital.

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and short sales. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.

The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Company has invested approximately 9% of its Members’ Capital in China equity securities. Political, social or economic changes in this market may have a greater impact on the value of the Company’s portfolio due to this concentration.

Multi-Manager may use total return swaps to gain long or short investment exposure in lieu of purchasing or selling an equity security directly. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company’s valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as net change in unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. The net realized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements.

Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members’ Capital. The Company has formulated credit review policies to control credit risk by following an established credit approval process, requiring additional collateral where appropriate and using master netting agreements whenever possible.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The unrealized gain/(loss) amounts presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid, (i.e., the fair value) on each swap contract, respectively. The net change in unrealized gain/(loss) from swap contracts is reflected on the Statement of Operations within these financial statements.

The total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to the total return swap agreements could terminate the agreement and request immediate payment or demand increased collateral for the net obligation owed the counterparty. Throughout the six months ended June 30, 2013, the Company maintained the required level of Company’s Members’ Capital.

As of June 30, 2013, the Company posted $144,346,839 as collateral, related to its total return swaps. This amount is included in the cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.

The Company may purchase put and call options on securities or derivatives instruments in order to gain exposure to or protect against changes in the markets. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. During the six months ended June 30, 2013, the Company had no transactions in purchased options.

The Company may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets. Option contracts serve as components of the Company’s investment strategies and are utilized to structure investments to enhance the performance of the Company.

When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During the six months ended June 30, 2013, the Company had no transactions in written options.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this Note.

The Adviser believes the average notional shown in the table below is the most relevant measure of derivative activity and is indicative of the Fund’s volume of derivative activity during the six months ended June 30, 2013.

Total return swaps:
Average notional amount	$720,687,278

The following tables identify the gross and net unrealized gain/(loss) on derivative instruments. The net unrealized gain/(loss) for swap contracts are disclosed in the Statement of Assets, Liabilities and Members’ Capital as a liability as of June 30, 2013. The net change in unrealized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements.

	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized gain/(loss)
Total return swaps	$11,906,304	$13,218,333	$(1,312,029)
Total	$11,906,304	$13,218,333	$(1,312,029)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements.

	Gross Realized Gain	Gross Realized Loss	Net Realized gain/(loss)
Total return swaps	$149,025,306	$154,414,021	$(5,388,715)
Total	$149,025,306	$154,414,021	$(5,388,715)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

8.	Balance Sheet Offsetting

In the normal course of business the Company has entered into derivative transactions subject to an enforceable master netting agreement. The netting agreement allows the Company and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian for the counterparty and is held by the Custodian in a segregated account and its use is restricted.

In the event of default i.e. the Company a) fails to post said collateral, b) fails to comply with any restrictions or provisions, c) fails to comply with or perform any agreement or obligation; then the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.

The table below presents the swap contracts that are set-off, if any, as well as collateral delivered, related to those swap contracts.

Offsetting of Financial Assets and Derivative Assets

				Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members Capital
	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets, Liabilities and Members Capital	Net Amounts of Assets Presented in the Statement of Assets, Liabilities and Members Capital	Financial Instruments	Cash Collateral Received	Net Amount
Total return swaps	$11,906,304	$(11,906,304)	$—	$—	$—	$—
Total	$11,906,304	$(11,906,304)	$—	$—	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities

				Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members Capital
	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets, Liabilities and Members Capital	Net Amounts of Liabilities Presented in the Statement of Assets, Liabilities and Members Capital	Financial Instruments	Cash Collateral Pledged	Net Amount
Total return swaps	$13,218,333	$(11,906,314)	$1,312,019	$—	$144,346,839	$—
Total	$13,218,333	$(11,906,314)	$1,312,019	$—	$144,346,839	$—

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (continued)

9.	Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Members’ Capital, end of period (000s)	$1,386,129		$1,349,904	$1,132,774	$1,059,196	$891,416
Ratio of net investment loss to average Members’ Capital**	(2.73	%)***	(3.22%)	(3.10%)	(2.60%)	(2.03%)
Ratio of expenses to average Members’ Capital**	3.58	%***	4.49%	4.08%	3.62%	3.09%
Ratio of incentive allocation to average Members’ Capital	0.09	%***	1.73%	0.13%	1.94%	2.51%
Portfolio turnover	81%		126%	94%	197%	293%
Total return - gross*	5.70%		11.23%	0.18%	9.43%	31.80%
Total return - net*	4.56%		8.98%	0.14%	7.55%	25.44%
Ratio of average borrowings to average Members’ Capital	6.75	%***	0.21%	0.17%	0.28%	1.01%

*	Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

**	Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

***	Annualized

An individual Member’s ratios and returns may vary from the above based on the timing of capital transactions.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2013 (Unaudited) (concluded)

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements except as disclosed below.

The Company received initial and additional contributions from Members of $10,344,141.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.	Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission’s (“SEC”’s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2009 through June 30, 2013 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.

II.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III.	Approval of Investment Advisory Agreement

At a meeting held on March 22, 2013, the Board of Managers of the Company (the “Board”) approved the renewal of the Company’s investment advisory agreement with the Adviser.

In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, considered various matters both at the meeting on March 22, 2013 and over the past twelve months, including: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the profitability of the Adviser; (iv) the extent to which economies of scale would be realized as the Company’s assets under management increase; and (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.

In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management, compliance, regulatory, risk management, administration, accounting, infrastructure and investor services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.	Approval of Investment Advisory Agreement (continued)

The Independent Managers also considered various matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company’s assets; the appropriateness of the Adviser’s staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser’s oversight of third party service providers; the Company’s investment performance and the profitability of the Adviser attributable to providing services to the Company, among other matters.

Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

The Board also reviewed materials relating to the Company’s investment performance on a quarterly basis. The Board also considered the Company’s historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The Board noted that the investment performance of the Company was competitive with its peers.

The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser under the investment advisory agreement and administrative services agreement. The Independent Managers concluded that the fees paid to the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In this regard, the Board reviewed a comparison of the Company’s fees to those of similar products, and concluded that the Company’s fees are within the range of those of the other funds. The Board also considered revenues received by the Adviser from the Company, including management fees and incentive allocations, as well as data regarding the Adviser’s financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer’s resources for providing various investor services.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.	Approval of Investment Advisory Agreement (continued)

The Adviser reviewed with the Board the methodology used to estimate the costs and profits of the Adviser, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company.

Based on its review of information relating to the Company’s fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company’s fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser.

With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that there are no economies of scale in the costs of providing services to the Company that would warrant fee reductions to allow the Company to share the benefits of any economies.

No single factor was determinative to the decision of the Independent Managers. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including all of the Independent Managers:

1.	the nature, extent and quality of the services provided by the Adviser were adequate and appropriate;

2.	the fees to be paid to the Adviser are reasonable and appropriate in light of both comparative fee information and benefits to be derived by the Adviser from its relationship with the Company and the services rendered to the Company;

3.	the Adviser’s fees are reasonable in light of the advisory fees charged by the Adviser (and other affiliates) and other unaffiliated investment advisers to similar investment vehicles receiving similar services;

4.	in light of the nature and scope of services provided to the Company, the costs of providing those services, the fees charged by others to comparable funds for similar services and the current level of the Company’s assets, economies of scale have not been realized by the Adviser during the past year; and

5.	the approval of the renewal of the Company’s investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its members.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV.	Approval of Sub-Advisory Agreement

At a meeting held on May 23, 2013, the Board approved the renewal of the Company’s sub-investment advisory agreement with Alkeon (the “Sub-Advisory agreement”).

In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers had, both at the meeting and over the previous twelve months, considered various matters relevant to the consideration of the renewal of the Sub-Advisory Agreement, including: the nature, extent and quality of the services provided to the Company by Alkeon; the research and portfolio management capabilities of the personnel at Alkeon responsible for providing services to the Company; the appropriateness of Alkeon staffing levels; regulatory matters relating to Alkeon; and other matters, including the investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides, the profitability of Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in providing services to the Company.

Based upon consideration of these matters, the Independent Managers concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.

In its deliberations, the Independent Managers considered the fact that the Company has been provided with very high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company since its inception, and that the Company’s cumulative total return for the period from May 1999 through December 2012 was 403.73%, which substantially exceeds the cumulative returns of relevant indices during the same period. They also evaluated the investment performance of the Company relative to the investment performance of other similar funds, as well as the performance of the Company since the Sub-Advisory Agreement became effective in 2011. Based on their review, the Independent Managers concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Independent Managers noted their overall satisfaction with the nature, extent and quality of services provided by Alkeon and concluded that the Company was receiving the services required from Alkeon under the Sub-Advisory Agreement, and that these services were of appropriate quality. The indirect benefits received by Alkeon attributable to its relationship with the Company, such as soft dollar benefits, were also considered.

With respect to the fees payable under the Sub-Advisory Agreement, it was noted that, although the Company does not directly pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee at an annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its investment advisory agreement with the Adviser, out of which a fee at an annual rate of 0.30% of the Company’s net assets is payable to Alkeon under the Sub-Advisory Agreement. Additionally, it was noted that the Adviser receives from the Company an administrative and investor servicing fee at an annual rate of 1.35% of the Company’s net assets, as well as an incentive allocation of 20%, and that Alkeon shares in the revenues of the Adviser attributable to the Company. A fee comparison showed that the total fees charged to the Company (the 0.40% management fee, the 1.35% administrative and investor servicing fee and the incentive allocation of 20%) are within the general

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

IV.	Approval of Sub-Advisory Agreement (continued)

range of pricing for similar products. The Independent Managers also noted that the overall fee structure for the Company is similar to that of other Alkeon-affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of private investment funds, and they determined that it is appropriate that the fee structure of the Company allows Alkeon to receive compensation that is commensurate with the services it provides, based on the type of product the Company is, and thus helps assure that Alkeon is willing to continue to commit an appropriate level of its resources to the Company and to continue its relationship with the Company.

The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement properly reflects these economies of scale for the benefit of members of the Company (“Members”) were also considered. The Board determined that, in light of the nature, quality and scope of services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.

The Board, including the Independent Managers, concluded that, with respect to the Company:

1.	the nature, extent and quality of the services provided by Alkeon were adequate and appropriate;

2.	the fees to be received by Alkeon are reasonable and appropriate in light of both comparative fee information, benefits to be derived by Alkeon from its relationship with the Company and the nature, scope and quality of services rendered to the Company;

3.	Alkeon’s fees are reasonable in light of the advisory fees charged by Alkeon and other unaffiliated advisers to similar investment vehicles receiving similar services;

4.	in light of the nature and scope of services provided to the Company, the costs of providing those services, the fees charged by others to comparable funds for similar services, and the current level of the Company’s assets, economies of scale, which is predicated in large part on significant asset growth, have not been realized by Alkeon since the effective date of the Sub-Advisory Agreement; and

5.	the approval of the renewal of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company and its Members.

It was noted that no single factor was determinative to the decision of the Independent Managers.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	9/4/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	9/4/13

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	9/4/13

* Print the name and title of each signing officer under his or her signature.